Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
9	INTANGIBLE ASSETS

	Socializer Messenger Platform Software	AI-Powered Travel Platform Software	Credit service Management System	Finance Management System	Robotic Arms	Restaurant Online Ordering Management System	Digital assets	Other Software Package	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Cost

At January 1, 2024	-	1,000,000	-	-	-	-	-	24,316	1,051,559
Additions	3,465,820	-	1,503,848	1,467,386	-	-	-	33,151	6,470,205
Disposal of controlling in subsidiaries	-	-	-	-	-	-	-	(2,546)	(2,546)
Currency realignment	-	-	-	-	-	-	-	646	646
At December 31, 2024	3,465,820	1,000,000	1,503,848	1,467,386	-	-	-	55,567	7,492,621
Additions					3,461,867	1,447,342	1,011,000	-	5,920,209
Written off								(58,029)	(58,029)
Disposal of controlling in subsidiaries	(3,465,820)	(1,000,000)	-	-	(3,461,867)	-	-	-	(7,927,687)
Currency realignment	-	-	-	-	-	-	-	2,462	2,462
At December 31, 2025	-	-	1,503,848	1,467,386	-	1,447,342	1,011,000	-	5,429,576

Accumulated depreciation:
At January 1, 2024	-	-	-	-	-	-	-	-	-
Charges	202,292	-	-	-	-	-	-	5,697	207,989
Currency realignment	(4,001)	-	-	-	-	-	-	-	(4,001)
At December 31, 2024	198,291	-	-	-	-	-	-	5,697	203,988
Charges	323,116	93,750	130,674	317,934	72,121	12,061	-	6,314	955,970
Disposal	(458,228)	(75,000)	-	-	-	-	-	(12,264)	(545,492)
Disposal of controlling in subsidiaries	(63,179)	(18,750)	-	-	(72,121)	-	-	-	(154,050)
Impairment loss	-	-	-	-	-	-	918,324	-	918,324
Currency realignment	-	-	-	-	-	-	-	253	253
At December 31, 2025	-	-	130,674	317,934	-	12,061	918,324	-	1,378,993

Carrying amount:
At December 31, 2024	3,267,529	1,000,000	1,503,848	1,467,386	-	-	-	49,870	7,288,633
At December 31, 2025	-	-	1,373,174	1,149,452	-	1,435,281	92,676	-	4,050,583

The Company’s intangible assets primarily comprise the Socializer Messenger Platform Software, AI-Powered Travel Platform Software, Credit Service Management Software, Financial Fund Management System, Restaurant Online Ordering Management System, digital assets and other software packages.

The Socializer Messenger Platform Software is an externally acquired solution from a third-party vendor. It is a highly secure messaging platform designed to safeguard users’ privacy and data from unauthorized access, surveillance, and cyberattacks. The platform employs end-to-end encryption, ensuring that only the sender and the intended recipient can access the messages. This software is initially recognized at cost and amortized on a straight-line basis over the useful life of 10 years. During the financial year, the intangible asset was derecognized following the disposal of the subsidiaries that owned the software. Accordingly, the carrying amount of the asset was removed from the Group’s consolidated statement of financial position upon completion of the disposal.

The AI-Powered Travel Platform Software is an externally acquired solution from a third-party vendor. It utilizes artificial intelligence to personalize and optimize travel planning by suggesting destinations, planning itineraries, securing the best deals on flights and hotels, and providing real-time updates based on users’ preferences, behaviors, and travel histories. The software is in the final stage of development as of December 31, 2024 and expected to be completed in July 2025. The software is completed in year 2025. However, the intangible asset was derecognized following the disposal of the subsidiaries that owned the software. Accordingly, the carrying amount of the asset was removed from the Group’s consolidated statement of financial position upon completion of disposal.

The Credit Service Management Software includes both externally purchased software and internally developed enhancements and modifications. It supports the Company’s loan operation activities by automating and streamlining processes such as capturing and processing loan applications, conducting credit assessments, managing approval workflows, assessing and mitigating credit risks, tracking repayments, calculating interest, managing overdue loans, issuing payment reminders, and generating reports for internal and regulatory purposes. The development and testing phases were completed in September 2025, upon which the software became available for its intended use and commenced operations. During the year, the Company disposed of the subsidiary engaged in financing activities that previously utilized the software. However, ownership of the software was retained by the Company and was not included in the disposal. Following the disposal, the Company intends to lease or license the software to third parties, including the disposed subsidiary, for the provision of credit service management solutions.

Finance Management System is an externally acquired solution from a third-party vendor that assists users in managing investment funds, including portfolio tracking, asset allocation, risk assessment, performance analysis, and compliance. It enables fund managers to make informed decisions and ensures transparency for investors. The software was completed in September 2025. This software is initially recognized at cost and amortized on a straight-line basis over the useful life of 5 years.

Restaurant Online Ordering Management System is a software platform designed to facilitate and manage online food ordering operations for restaurants and food service providers. The system enables customers to browse menus, place orders, make online payments, and track order status through web-based or mobile applications. The software was completed during the year. This software is initially recognized at cost and amortized on a straight-line basis over the useful life of 10 years.

Digital assets is the cryptocurrency called OOBT token. This token appears to be the native utility token of the Oobit ecosystem, a crypto payment platform that enables users to spend digital assets at merchants that accept traditional payment networks. The token is used for payments, rewards, fee reductions, staking, and ecosystem participation. The tokens are traded on both centralized exchanges (“CEXs”) and decentralized exchanges (“DEXs”). On November 12, 2025, the token was first listed on a major centralized exchange at a quoted market price of approximately US$0.20 per token. Subsequently, the market value of the token declined significantly. As at December 31, 2025, the quoted market price was approximately US$0.02218 per token. In view of the significant decline in market value, management assessed the recoverable amount of the digital assets based on the observable market price as at the reporting date. Accordingly, an impairment loss was recognized during the financial year to reduce the carrying amount of the digital assets to their estimated recoverable amount of US$0.02218 per token as at December 31, 2025.

Other Software Packages comprise the Robosale SaaS Platform software, Make-A-Wish app, and XVI websites, all of which were developed internally. During the financial year, management performed a review of these intangible assets and determined that they were no longer capable of generating sufficient future economic benefits for the Company. The assets were either no longer actively utilized, commercially viable, or expected to contribute to the Company’s future operations and cash flows. As a result, management concluded that the recoverable amounts of these intangible assets were negligible. Accordingly, the Company recognized a full impairment loss on these intangible assets during the year, reducing their carrying amounts to nil as at the reporting date.